AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 13, 2010

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO. __(   )

POST-EFFECTIVE AMENDMENT NO. 10 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940 (X)

AMENDMENT NO. 12   (X)

ADVISORSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814
(Address of Principal Executive Offices, Zip Code)

(877) 843-3831
(Registrant’s Telephone Number, including Area Code)

Noah Hamman
AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Copy to:
        W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of rule 485
☒	On September 18, 2010 pursuant to paragraph (b)(1)(iii) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	On (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

☒          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A for AdvisorShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 18, 2010, the effectiveness of Post-Effective Amendment No. 7 (“PEA No. 7”), which was filed with the Commission via EDGAR Accession No. 0001144204-10-031947 on June 4, 2010, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 7 by means of this filing, Parts A, B and C of PEA No. 7 are incorporated herein by reference.

PART A – PROSPECTUS

The prospectus for the Emerald Rock Low-Priced Focused Growth ETF and Emerald Rock Dividend Growth ETF, each a series of the Trust, is incorporated herein by reference to Part A of PEA No. 7.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Emerald Rock Low-Priced Focused Growth ETF and Emerald Rock Dividend Growth ETF is incorporated herein by reference to Part B of PEA No. 7.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 7.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 13th day of August, 2010.

AdvisorShares Trust /s/ Noah Hamman Noah Hamman Chairman of the Board of Trustees, Chief Executive Officer, Principal Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	August 13, 2010
Noah Hamman	Chief Executive Officer
Principal Financial Officer and
President

*	Trustee	August 13, 2010
Paul Aronson

*	Trustee	August 13, 2010
Elizabeth Piper/Bach

*	Secretary, Chief Compliance	August 13, 2010
Dan Ahrens	Officer and Treasurer

* Noah Hamman, Power of Attorney